Digital Assets	6 Months Ended
Jun. 30, 2024
Digital Assets [Abstract]
DIGITAL ASSETS

4. DIGITAL ASSETS

Digital assets are accounted for as an indefinite lived intangible asset.

Prior to the adoption of ASU 2023-08, the carrying value of digital assets represents the post-impairment value of all digital assets held. Digital assets should be tested for impairment, whenever events or changes in circumstances occur which indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment loss on digital assets recorded for the six months ended June 30, 2024 and 2023 was Nil and US$3.92 million, respectively.

As a result of adopting ASU 2023-08, the Company measures digital assets at fair value as of each reporting period. Unrealized fair value loss of digital assets recorded for the six months ended June 30, 2024 and 2023 was US$4.60 million and Nil, respectively. Realized gain on sales of digital assets recorded for the six months ended June 30, 2024 and 2023 was US$22.98 million and US$7.42 million, respectively.

The balance of the Company’s digital assets consisted of the following:

	As of June 30, 2024			As of December 31, 2023
	Quantity	Cost Basis	Fair Value	Carrying Value
		US$’000	US$’000	US$’000
Bitcoin	1,721	110,638	106,030	43,896
USDT	490,530	487	489	61
Others	39,429	114	117	21
Total		111,239	106,636	43,978

The cost basis of digital assets represents the fair value of digital assets at the time of service contract inception, the fair value of digital assets purchased upon receipt in an exchange for another digital assets, and the cost of digital assets purchased upon receipt in an exchange for fiat currency.

The following table presents the movement for digital assets of the Company for the six months ended June 30, 2024 and 2023:

	BTC	USDT	Others	Total
	US$’000	US$’000	US$’000	US$’000

Balance as of December 31, 2023	43,896	61	21	43,978
Adoption of ASU 2023-08	6,436	-	-	6,436
Balance as of January 1, 2024	50,332	61	21	50,414
Digital assets received from customers for products and services	98,832	66,582	10	165,424
Revenue generated from Bitcoin self-mining operation	111,130	-	-	111,130
Converted (to)/from other digital assets or fiat cash, net	(55,796)	(60,842)	6	(116,632)
Costs and expenses (paid)/prepaid in digital assets	(116,622)	(5,534)	77	(122,079)
Unrealized fair value changes	(4,608)	2	3	(4,603)
Realized gain on sale/exchange of Bitcoins	22,762	220	-	22,982
Balance as of June 30, 2024	106,030	489	117	106,636

	BTC	USDT	Others	Total
	US$’000	US$’000	US$’000	US$’000

Balance as of January 1, 2023	7,938	56	17	8,011
Digital assets received from customers for products and services	15,040	85,084	137	100,261
Revenue generated from Bitcoin self-mining operation	55,911	-	-	55,911
Other income received in Bitcoin
Converted (to)/from other digital assets or fiat cash, net	(52,076)	(58,998)	(133)	(111,207)
Costs and expenses paid in digital assets	(12,044)	(26,094)	1	(38,137)
Impairment on Bitcoins	(3,924)	-	-	(3,924)
Realized gain on sale/exchange of Bitcoins	7,421	-	-	7,421
Balance as of June 30, 2023	18,266	48	22	18,336

The net income received or to be received by digital assets, as presented in consolidated statement of cash flow, consists of following item (a), (b) and (c).

The following table provides the reconciliation between net income and the movement of digital assets of the Company for the six months ended June 30, 2024 and 2023:

	For the Six Months Ended June 30,
	2024	2023
	US$’000	US$’000
DIGITAL ASSETS FROM OPERATING ACTIVITIES

Revenue recognized from selling products and services which was settled or will be settled in digital assets (a)	162,702	78,319
Adjusted by the changes of operating assets and liabilities:
Accounts receivable to be settled in digital assets	1,224	40
Contract liabilities received in digital assets	1,498	21,902
Digital assets received from customers for products and services	165,424	100,261

Revenue recognized from Bitcoin self-mining operation (b)	111,130	55,911

Cost and expenses settled or to be settled by digital assets (c)	(112,043)	(27,927)
Adjusted by the changes of operating assets and liabilities:
Prepayments made in digital assets to suppliers	(10,731)	(14,992)
Accounts payable to be settled in digital assets	(5)	(9)
Payments made in digital assets by a related party on behalf of Company	-	5,218
Other receivables to be settled in digital assets	92	-
Other payables to be settled in digital assets	813	(427)
Purchase of Inventory	(205)	-
Costs and expenses paid in digital assets	(122,079)	(38,137)

Impairment of digital assets	-	(3,924)
Unrealized fair value loss of digital assets	(4,603)	-
Realized gain on sale of digital assets	22,982	7,421
Net digital assets provided by operating activities	172,854	121,532

DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(130,643)	(111,207)
Digital assets purchased by fiat cash	14,011	-
Net digital assets used in investing activities	(116,632)	(111,207)

Adjustments on the opening balance for adoption of ASU 2023-08	6,436	-

Net increase in digital assets	62,658	10,325
Digital assets at the beginning of the periods	43,978	8,011
Digital assets at the end of the periods	106,636	18,336